Share capital and reserves - Issuances (Additional information) (Details)								12 Months Ended
	Oct. 07, 2022 CAD ($) shares	Oct. 07, 2022 USD ($) shares	Nov. 08, 2021 CAD ($) shares	Nov. 08, 2021 USD ($) $ / shares shares	Oct. 15, 2021 $ / shares	Feb. 09, 2021 CAD ($) D shares	Feb. 09, 2021 CAD ($) $ / shares	Dec. 31, 2021 CAD ($)	Feb. 09, 2021 $ / shares
Disclosure of classes of share capital [line items]
Price per unit | $ / shares				$ 4.13
Aggregate gross proceeds			$ 1,825,159	$ 1,466,150
Number of warrants issued | shares			3,341,900	3,341,900
Issuance costs recorded as a reduction of equity								$ 75,000
Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares					$ 4.77
Warrants expiration term					5 years
Private placement
Disclosure of classes of share capital [line items]
Number of units issued | shares						2,085,687
Price per unit | $ / shares							$ 2.935
Aggregate gross proceeds	$ 6,855,506	$ 4,999,640				$ 6,121,572
Number of shares per unit | shares						1
Number of warrant per unit | shares						1
Number of shares per warrant | shares						1
Exercise price of warrants | $ / shares									$ 4.70
Warrants expiration term						5 years
Statutory hold period						4 months
Threshold price of the common shares for accelerated warrants | $ / shares							$ 14.09
Minimum consecutive trading days to determine price of share | D						10
Proceeds allocated to derivative warrant liability	5,093,593							5,358,000
Proceeds allocated to common shares	493,474							$ 763,572
Cash commissions						$ 171,347
Additional issuance costs						7,897
Issuance costs recorded as a reduction of equity	435,065					41,068
Transaction costs on derivative warrant liability and pre-funded warrants	$ 1,257,746					$ 287,946
Private placement | Finders' warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares									$ 4.70
Number of warrants issued | shares	250,000	250,000				58,288
Fair value of warrants	$ 254,684					$ 150,000	$ 150,000